Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-12-28	12 Months Ended
Dec. 28, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 28, 2025
Restatement does not require Recovery
Recovery Analysis under Clawback Policy
During the preparation of the Company’s financial statements for the fiscal year ended December 28, 2025, the Company identified and corrected an error in the classification of its redeemable noncontrolling interests. Management determined the error did not materially misstate previously issued financial statements and that it would be appropriate to correct the error in the current period. As a result, the Company revised previously issued financial information included in its Annual Report on Form
10-K
for the fiscal year ended December 28, 2025. Following this revision, the Company analyzed whether any current or former executive officer received excess incentive-based compensation under the terms of our Clawback Policy. Because all incentive-based compensation that the Company paid to current and former executive officers during the relevant lookback period was unchanged as a result of the revision, the CNG Committee concluded that no excess incentive-based compensation was paid, and thus, no recovery of excess incentive-based compensation was required.